SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
(Loss)/profit before tax	$ 9,276	¥ 65,856	¥ (81,387)
Tax at the statutory tax rate	2,319	16,464	(20,347)
Impact of preferential tax rates	259	1,836	4,892
Non-taxable income	(1,256)	(8,912)	(19,633)
Non-deductible expense	88	622	1,098
Research and development super-deduction	(1,726)	(12,254)	(12,521)
Change of valuation allowance	(4,077)	(28,946)	62,439
Total income tax expense/(benefit)	$ (4,393)	¥ (31,190)	¥ 15,928